OTHER NON-FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2018
Miscellaneous assets [abstract]
OTHER NON-FINANCIAL ASSETS

NOTE 12 - OTHER NON-FINANCIAL ASSETS

The composition of other non-financial assets is as follows:

	Current assets		Non-current assets		Total Assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

(a) Advance payments

Aircraft leases	31,284	31,322	9,687	4,718	40,971	36,040
Aircraft insurance and other	16,483	17,681	-	-	16,483	17,681
Others	19,322	10,012	973	1,186	20,295	11,198
Subtotal advance payments	67,089	59,015	10,660	5,904	77,749	64,919

(b) Contract assets (1)

GDS costs	14,708	-	-	-	14,708	-
Credit card commissions	21,614	-	-	-	21,614	-
Travel agencies commissions	12,635	-	-	-	12,635	-
Subtotal advance payments	48,957	-	-	-	48,957	-

(c) Other assets

Aircraft maintenance reserve (2)	831	21,505	51,836	51,836	52,667	73,341
Sales tax	187,410	137,866	38,186	37,959	225,596	175,825
Other taxes	15,255	2,475	-	-	15,255	2,475
Contributions to Société Internationale de Télécommunications Aéronautiques ("SITA")	258	327	739	670	997	997
Judicial deposits	-	-	132,267	124,438	132,267	124,438
Others	1,177	-	53	-	1,230	-
Subtotal other assets	204,931	162,173	223,081	214,903	428,012	377,076
Total Other Non - Financial Assets	320,977	221,188	233,741	220,807	554,718	441,995

(1) Movement of Contracts assets:

Contracts assets
ThUS$
Initial balance as of January 1, 2018	-
Activation	180,171
Adjustments by the application of IFRS 15	54,361
Difference by conversion	(5,020)
Amortization	(180,555)
Final balance as of December 31, 2018	48,957

(2) Aircraft maintenance reserves reflect prepayment deposits made by the group to lessors of certain aircraft under operating lease agreements in order to ensure that funds are available to support the scheduled heavy maintenance of the aircraft.

These amounts are calculated based on performance measures, such as flight hours or cycles, are paid periodically (usually monthly) and are contractually required to be repaid to the lessee upon the completion of the required maintenance of the leased aircraft. At the end of the lease term, any unused maintenance reserves are either returned to the Company in cash or used to offset amounts that we may owe the lessor as a maintenance adjustment.

In some cases (five lease agreements), if the maintenance cost incurred by LATAM is less than the corresponding maintenance reserves, the lessor is entitled to retain those excess amounts at the time the heavy maintenance is performed. The Company periodically reviews its maintenance reserves for each of its leased aircraft to ensure that they will be recovered, and recognizes an expense if any such amounts are less than probable of being returned. The cost of aircraft maintenance in the last years has been higher than the related maintenance reserves for all aircraft.

As of December 31, 2018, maintenance reserves amount to ThUS$ 52,667 (ThUS$ 73,341 as of December 31, 2017), corresponding to 9 aircraft that maintain remaining balances, which will be settled in the next maintenance or return.

Aircraft maintenance reserves are classified as current or non-current depending on the dates when the related maintenance is expected to be performed (Note 2.23).